LIABILITIES PRESENTED AT FAIR VALUE, Changes in Fair Value of Warrants (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Changes in fair value of warrants [Abstract]
Exercise of warrants	$ 0	$ 0	$ (2,924)	$ 0	$ (3,851)
Revaluation of financial derivatives	(17,378)	$ 3,000	(13,471)	$ 3,400	17,600
Level 3 [Member]
Changes in fair value of warrants [Abstract]
Balance at beginning of period			24,049
Exercise of warrants			(2,924)
Revaluation of financial derivatives			(13,471)
Balance at end of period	$ 7,654		$ 7,654		$ 24,049